Long-Term Investments - Summary of Equity and Cost Method Investments (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands					6 Months Ended	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Sep. 12, 2018 CNY (¥)	Aug. 18, 2015 CNY (¥)	Jan. 09, 2015 CNY (¥)	Sep. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2025 USD ($)	Apr. 09, 2021 CNY (¥)
Investments [Line Items]
Share of (loss) income on equity method investments						¥ (12,879)	$ (1,842)	¥ 59,216	¥ (70,643)
Proceeds from Equity Method Investment, Distribution						797	$ 114	1,927	2,067
Issued Capital Subscribed					¥ 95,000
Payment to acquire equity securities without readily determinable fair value	¥ 55,343
Debt instrument, Interest rate terms					3-month Secured Overnight Financing Rate as determined in accordance with the terms of the agreement plus 100 basic points per annum.
Debt instrument, Maturity date, description					Among the consideration of USD95,000, USD46,990 were reclassed from corporate lending receivable pursuant to subsequent agreements with the borrower to change these loans to Convertible Notes. The Convertible Notes is due and payable in 18 to 36 months from issuance.
Convertible Debt Securities [Member]
Investments [Line Items]
Issued Capital Subscribed					¥ 95,000
Debt Securities, Available-for-Sale, Noncurrent | $											$ 46,990
Preferred Share Subscription Agreement [Member]
Investments [Line Items]
Issued Capital Subscribed												¥ 300,000
Class A Participating And Non Voting Shares [Member]
Investments [Line Items]
Capital Contribution										¥ 114,707
Fair Value, Option, Changes in Fair Value, Gain (Loss)						¥ 15,855		¥ 81,560
Jingwei Chuangteng (Hangzhou) L.P. [Member]
Investments [Line Items]
Percentage of ownership				4.90%		2.40%	2.40%	2.40%
Share of (loss) income on equity method investments						¥ (2,382)		¥ (18,483)	(24,227)
Payment of equity method investment				¥ 30,000
Proceeds from Equity Method Investment, Distribution						1,653			718
Hangzhou Aqua Ventures Investment Management L.P. [Member]
Investments [Line Items]
Percentage of ownership			42.70%
Share of (loss) income on equity method investments						(20,761)		(24)	(356)
Payment of equity method investment			¥ 50,000
Chengdu Tianfu Qianshi Equity Lp Investment [Member]
Investments [Line Items]
Percentage of ownership		5.10%
Share of (loss) income on equity method investments						(2,851)		(769)	¥ (1,531)
Payment of equity method investment		¥ 30,000
Proceeds from Equity Method Investment, Distribution						¥ 289		¥ 1,927